Commitments and Contingencies (Details) € in Millions, $ in Millions					3 Months Ended
	Apr. 25, 2022 USD ($)	Apr. 06, 2022 USD ($)	May 14, 2019 USD ($)	Jul. 14, 2018 USD ($)	Mar. 31, 2022 USD ($) claim	Mar. 31, 2022 EUR (€)	Dec. 19, 2018 EUR (€)
Tronox Litigation
Loss Contingencies [Line Items]
Gain contingency			$ 75
Tronox Litigation | Subsequent Event
Loss Contingencies [Line Items]
Litigation settlement, amount awarded from other party		$ 75
Proceeds from legal settlements	$ 85
Neste Engineering Services Arbitration
Loss Contingencies [Line Items]
Loss contingency accrual					$ 17		€ 14
Calais Pipeline Matter
Loss Contingencies [Line Items]
Number of pending claims | claim					2
Calais Pipeline Matter | The Region Hauts-de-France
Loss Contingencies [Line Items]
Damages sought					$ 14	€ 12
Tronox Limited
Loss Contingencies [Line Items]
Break fee				$ 75